Note 17 - Segmented Information (Tables)	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
	Total non-current assets		Total liabilities
	As at November 30,	As at November 30,	As at November 30,	As at November 30,
	2021	2020	2021	2020
	($)	($)	($)	($)
Colombia	28,055,990	28,572,358	118,692	58,433
Brazil	12,965,266	13,864,012	72,704	1,339,770
Canada	137,820,266	7,799,955	23,748,802	2,181,764
Peru	6,724,336	6,842,240	-	-
United States	2,312,403	2,225,143	510,873	338,574
Total	187,878,261	59,303,708	24,451,071	3,918,541
	Total operating income (loss)
	For the year ended November 30,
	2021	2020
	($)	($)
Canada	111,548,326	(7,876,596)
Colombia	(1,060,728)	(846,597)
United States	(932,222)	(828,730)
Brazil	(679,030)	(1,234,389)
Peru	(183,397)	(87,001)
Total	108,692,949	(10,873,313)